Other Long-Term Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Interest and penalties on freight tax expenses (recoveries)	$ 4.2	$ 0.8